Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005510
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	6.62%		9.70%
Without Sales Load [Member] | C000005511
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%	6.24%		9.35%
Without Sales Load [Member] | C000159683
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%	6.74%		9.83%
Without Sales Load [Member] | C000219318
Average Annual Return [Line Items]
Average Annual Return, Percent	9.07%	7.45%	17.39%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%		9.27%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%		9.27%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%		9.27%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	18.49%